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             [Skadden, Arps, Slate, Meagher & Flom LLP Letterhead]






                               February 25, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

  Re:   Van Kampen Limited Duration Fund--
        Post-Effective Amendment No. 32 to the
        Registration Statement on Form N-1A --
        Rule 485(a) Filing (File Nos. 33-1705
        and 811-4491)

Ladies and Gentlemen:

        Van Kampen Limited Duration Fund (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with certain exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission promulgated thereunder (the "1940 Act Rules").

        The purpose of this filing is to add the disclosure regarding market timing and selective disclosure of portfolio holdings required by amendments to Form N-1A, which became effective May 28, 2004 and apply to all post-effective amendments to effective registration statements filed on Form N-1A on or after December 5, 2004. With the exception of the new sections of each of the prospectuses entitled "Frequent Purchases and Redemptions of Portfolio Shares" and "Disclosure of Portfolio Holdings" as well as other routine annual update information, the disclosure in the Registration Statement is substantially similar to corresponding text and sections in the Registrant's currently effective Registration Statements dated July 2, 2004 (for Class A Shares, Class B Shares and Class C Shares) and August 27, 2004 (for Class I Shares). In addition, we have incorporated all applicable staff comments received on previous Rule 485(a) filings of other Van Kampen Funds filed since December 5, 2004 for the same purpose. We have filed the Registration Statement marked to show differences from the currently effective Registration Statements of the Registrant. We therefore believe that the Registration Statement is eligible for selective review.

        Should the staff have any questions regarding the foregoing, please call the undersigned at (312) 407-0940 or Tara Farrelly at (212) 762-5065.


                                        Very truly yours,

                                        /s/ Christopher Rohrbacher
                                        --------------------------
                                        Christopher Rohrbacher